Income Tax / Deferred Tax - Components of (Loss)/ Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (61,050)	$ 13,493	$ 30,753
Argentina [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(12,843)	129	(503)
Paraguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(10,232)	(9,619)	1,786
Uruguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	12,835	50,271	56,572
Panama [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(47,055)	(27,745)	(23,600)
Marshall Islands [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(3,356)	478	(3,597)
Brazil [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (399)	$ (21)	$ 95